Exceptional items (Tables)	12 Months Ended
Oct. 31, 2019
Exceptional items [Abstract]
Exceptional Items
		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Reported within Operating profit:	Note	$m	$m	$m
Integration costs		245.9	279.0	27.6
Pre-acquisition costs		-	43.0	58.0
Acquisition costs		1.5	27.1	2.6
Property related costs		16.3	38.1	5.6
Severance and legal costs		32.1	129.7	3.4
Divestiture		2.1	21.3	-
Gain on disposal of Atalla		(3.7)	-	-
		294.2	538.2	97.2
Reported within finance costs:
Finance costs incurred in escrow period	6	-	6.4	-
Reported within finance income:
Finance income earned in escrow period	6	-	(0.6)	-
		-	5.8	-
Exceptional costs before tax		294.2	544.0	97.2

Tax:
Tax effect of exceptional items		(54.3)	(105.9)	(11.6)
Tax exceptional item		-	(692.3)	-
		(54.3)	(798.2)	(11.6)
Reported within profit from discontinued operation (attributable to equity shareholders of the Company):
Gain on disposal of discontinued operation	37	(1,458.5)	-	-

Exceptional profit after tax		(1,218.6)	(254.2)	85.6